Auditor fees (Tables)	12 Months Ended
Dec. 31, 2023
Auditor fees
Schedule of auditors remuneration for services provided

	2023	2022	2021

	(€ in thousands)
Audit fees	588	512	419
Audit-related fees	—	32	64
	588	544	483